Share-based compensation - Movements in Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Share-Based Payments [Abstract]
Balance at beginning of period	$ 11,462	$ 2,948
Movement in the period	13,613	8,514	$ 1,359
Balance at end of period	$ 25,075	$ 11,462	$ 2,948